Corporate Information (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of subsidiaries of the company
The principal subsidiaries of the Company, all of which have been included in these consolidated financial statements, are as follows:

		% equity interest
Subsidiary	Principal activity	2020	2019
Internet Solutions LLC	Internet retailer of consumer goods	100%	100%
Internet Logistics LLC	Management of fulfillment facilities	100%	100%
Internet Travel LLC	Internet retailer of travel services	100%	100%
Ozon Technologies LLC	IT services and development	100%	100%